Federated Hermes International Equity Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—49.1%
		Australia—0.9%
253,777		Glencore PLC	$ 1,826,256
		Austria—0.5%
8,922		Erste Group Bank AG	1,062,253
		Belgium—0.4%
10,274		Anheuser-Busch InBev SA/NV	833,716
		China—0.3%
13,366	[1]	Prosus NV	684,789
		Denmark—0.3%
2,502	[1]	DSV A/S	647,788
		Finland—0.3%
72,725		Nokia Oyj	557,685
		France—8.5%
17,763		Accor SA	1,034,653
6,367		Air Liquide SA	1,332,734
29,898	[1]	Alstom SA	998,588
34,731		AXA SA	1,700,527
16,019		BNP Paribas SA	1,794,375
3,658		Capgemini SE	462,013
17,568		Compagnie de St. Gobain SA	1,801,908
20,394		Compagnie Generale des Etablissements Michelin SCA, Class B	828,284
5,387		Legrand SA	971,818
1,448		LVMH Moet Hennessy Louis Vuitton SE	921,241
103,226		Orange SA	2,213,166
6,617		Publicis Groupe SA	589,983
10,023		Societe Generale SA	868,552
14,852		TotalEnergies SE	1,187,507
		TOTAL	16,705,349
		Germany—3.5%
1,948		Allianz SE	879,548
13,108		Bayerische Motoren Werke AG	1,384,763
26,783		Deutsche Bank AG	958,312
33,229		Deutsche Telekom AG	1,337,191
2,359		Hannover Rueckversicherung SE	718,427
5,262		Siemens AG	1,537,922
		TOTAL	6,816,163
		Greece—0.3%
57,717	[1]	Piraeus Bank SA	555,820
		Hong Kong—0.4%
58,015		Prudential PLC	883,068
		Ireland—1.2%
11,275		Kerry Group PLC	1,003,167
29,739		Smurfit WestRock PLC	1,398,031
		TOTAL	2,401,198
		Italy—1.9%
77,625		Enel SpA	935,249
15,306		Generali	650,718

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
930,159	[1]	Telecom Italia SpA	$ 699,139
16,618		UniCredit SpA	1,401,568
		TOTAL	3,686,674
		Japan—8.7%
17,400		Kawasaki Heavy Industries Ltd.	2,024,403
60,800		KDDI Corp.	1,044,323
47,700		Mitsubishi Estate Co. Ltd.	1,612,453
129,400		Mitsubishi UFJ Financial Group, Inc.	2,422,690
49,200		Mizuho Financial Group, Inc.	2,246,527
47,600		MS&AD Insurance Group Holdings, Inc.	1,330,852
18,900		NEC Corporation	523,615
14,000		Nintendo Co. Ltd.	789,200
47,700		Renesas Electronics Corp.	903,159
12,300		Shin-Etsu Chemical Co. Ltd.	486,337
64,700		Sony Group Corp.	1,495,165
21,600		Sumitomo Mitsui Trust Group, Inc.	756,867
58,700		Toyota Motor Corp.	1,414,878
		TOTAL	17,050,469
		Netherlands—0.6%
11,973		Heineken N.V.	1,109,398
		Russia—0.0%
8,422,100	[1,2]	Alrosa PJSC	0
		South Korea—2.1%
5,111		Kia Corp.	729,740
11,046		Samsung Electronics Co. Ltd.	1,659,511
12,641		Shinhan Financial Group Co. Ltd.	850,208
1,145		SK Hynix, Inc.	839,630
		TOTAL	4,079,089
		Spain—3.1%
74,793		Banco Bilbao Vizcaya Argentaria SA	1,732,437
191,642		Banco Santander SA	2,399,272
20,056		Endesa SA	819,597
70,042		Merlin Properties SOCIMI SA	1,238,712
		TOTAL	6,190,018
		Sweden—0.8%
34,091		Atlas Copco AB, Class A	740,506
27,809		Epiroc AB	840,409
		TOTAL	1,580,915
		Switzerland—2.4%
9,080		Nestle S.A.	989,644
7,999		Novartis AG	1,352,193
4,885		Roche Holding AG	2,331,962
		TOTAL	4,673,799
		United Kingdom—12.9%
30,405		Anglo American PLC	1,513,078
2,654		AstraZeneca PLC	558,961
107,417		Aviva PLC	987,865
254,004		Barclays PLC	1,533,722
239,671		Barratt Redrow PLC	1,185,258
223,718		Breedon Group Ltd.	1,073,573
223,336		BT Group PLC	651,126

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
181,817	HSBC Holdings PLC	$ 3,417,445
39,930	Imperial Brands PLC	1,788,893
244,974	Marks & Spencer Group PLC	1,303,219
173,507	Melrose Industries PLC	1,330,296
205,560	Natwest Group PLC	1,713,666
11,310	Relx PLC	392,382
276,393	Rentokil Initial PLC	1,702,005
75,007	Shell PLC	3,124,082
70,624	SSE PLC	2,560,884
345,281	Taylor Wimpey PLC	525,549
	TOTAL	25,362,004
	TOTAL COMMON STOCKS (IDENTIFIED COST $88,161,158)	96,706,451
	INVESTMENT COMPANIES—49.0%
105,126	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3]	105,126
22,345,218	Federated Hermes International Growth Fund, Institutional Shares	96,531,343
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $86,581,120)	96,636,469
	TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $174,742,278)	193,342,920
	OTHER ASSETS AND LIABILITIES - NET—1.9%[4]	3,707,024
	NET ASSETS—100%	$197,049,944
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2025	$—	$459,003,467	$459,003,467
Purchases at Cost	$246,682,909	$92,114,839	$338,797,748
Proceeds from Sales	$(246,577,783)	$(399,450,000)	$(646,027,783)
Change in Unrealized Appreciation/Depreciation	$—	$(128,367,531)	$(128,367,531)
Net Realized Gain/(Loss)	$—	$73,230,568	$73,230,568
Value as of 2/28/2026	$105,126	$96,531,343	$96,636,469
Shares Held as of 2/28/2026	105,126	22,345,218	22,450,344
Dividend Income	$321,995	$4,308,292	$4,630,287
Gain Distributions Received	$—	$82,806,539	$82,806,539

*	At February 28, 2026, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,398,031	$95,308,420	$0	$96,706,451
Investment Companies	96,636,469	—	—	96,636,469
TOTAL SECURITIES	$98,034,500	$95,308,420	$0	$193,342,920